Fair Value Measurements (Reconciliation of the Beginning and Ending Balances for Level 3 Liabilities) (Details) (Significant Unobservable Inputs (Level 3) [Member], Fair Value, Measurements, Recurring [Member], Contingent Consideration [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013	Dec. 29, 2012
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 2.9	$ 21.8	$ 26.3
Settlements	(0.1)	(4.2)	(1.5)
Unrealized gains		(14.7)	(3.0)
Balance, end of period	$ 2.8	$ 2.9	$ 21.8